Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income
Income from investment in CFS Partners	$ 1,033,499	$ 584,971
Expenses
Outsourcing expense	577,260	539,123
Service contracts - administration	638,630	579,956
Marketing	472,008	499,000
State deposit tax	1,025,988	992,333
ATM fees	$ 645,745	$ 616,900